1. Summary of Significant Accounting Policies: Equity Method Investment (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Equity Method Investment:

Equity Method Investment:

            During 2017, the Company redeemed its previously held equity fund investment.  During periods the Company held the investment, it evaluated the unconsolidated equity investment to determine whether it should be recorded on a consolidated basis.  The percentage ownership interest in the equity investment, an evaluation of control and whether a variable interest entity ("VIE") existed were are all considered in the Company's consolidation assessment.

            The Company accounted for its equity investment where it owned a non-controlling interest or where it is not the primary beneficiary of a VIE using the equity method of accounting.  Under the equity method, the Company's cost of an investment was adjusted for its share of equity in the earnings or losses of the unconsolidated investment and reduced by distributions received.  There was no difference between the cost of the Company's equity investment and the value of the underlying equity as reflected in the unconsolidated equity investment's financial statements.

            The Company assessed the carrying value of its equity method investment for impairment in accordance with ASC 323-10, Investments - Equity Method and Joint Ventures.  The Company assessed whether there were any indicators that the fair value of the Company's equity method investment might have been impaired.  An investment is deemed impaired if the Company's estimate of the fair value of the investment is less than the carrying value of the investment and such decline in value is deemed to be other than temporary.  During the years ended December 31, 2017 and 2016, no impairment of the Company's equity method investment was recognized.